Income taxes and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes and deferred taxes
Schedule of income taxes and deferred taxes

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Current tax income/(expense)	(1,179)	(2,984)	(104)
Deferred tax income/(expense)	10	4	11
Total Income tax income/(expense)	(1,169)	(2,980)	(93)

Schedule of reconciliation of income tax expenses

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Loss for the period before taxes	(30,056)	(24,639)	(12,152)
Company statutory income tax rate	25.00%	25.00%	25.00%
Income tax at company statutory tax rate	7,514	6,160	3,038
Foreign tax rate differential	69	8	58
Unrecognized DTA on tax losses and temporary differences	(9,058)	(5,650)	(2,681)
Non deductible expenses	(566)	(555)	(488)
Share based payments	(674)	(317)	—
Income not subject to tax	974	—	—
Tax adjustments to the previous period	—	(57)	—
Local income taxes	601	(2,618)	—
Other	(29)	49	(20)
Income tax at company effective tax rate	(1,169)	(2,980)	(93)
Company effective income tax rate	(3.89)%	(12.10)%	(0.77)%

Schedule of deferred tax assets and liabilities

	As at December 31, 2022
(in EUR 000)	Assets	Liabilities	Net
Intangible assets	4,125	—	4,125
Property, plant and equipment	—	(7)	(7)
Right-of-use assets	—	(634)	(634)
Other current assets	13	—	13
Financial debt (Recoverable Cash Advances and derivatives)	1,827	(44)	1,783
Lease liabilities	660	—	660
Other current liabilities	—	(29)	(29)
Tax-losses carried forward	27,744	—	27,744
Total gross deferred tax assets/(liabilities)	34,369	(714)	33,655
Netting by tax entity	(714)	714	—
Unrecognized deferred tax assets	(33,608)	—	(33,608)
Total deferred tax assets/(liabilities)	47	—	47

	As at December 31, 2021
(in EUR 000)	Assets	Liabilities	Net
Intangible assets	3,034	(580)	2,454
Property, plant and equipment	—	—	—
Right-of-use assets	—	(636)	(636)
Financial debt (Recoverable Cash Advances and derivatives)	1,655	(65)	1,590
Lease liabilities	654	—	654
Retirement benefit obligations	20	—	20
Other current liabilities	—	(41)	(41)
Tax-losses carried forward	20,218	—	20,218
Total gross deferred tax assets/(liabilities)	25,581	(1,322)	24,259
Netting by tax entity	(1,317)	1,317	—
Unrecognized deferred tax assets	(24,218)	—	(24,218)
Total deferred tax assets/(liabilities)	46	(5)	41